Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 96.5%
ARGENTINA — 5.8%
MercadoLibre, Inc.*	139,989	$235,097,527
AUSTRALIA — 2.6%
Afterpay Ltd.*	630,434	54,769,034
WiseTech Global Ltd.	1,309,250	49,650,999
		104,420,033
BELGIUM — 2.1%
Umicore SA	1,462,889	86,543,955
CHINA — 15.0%
Alibaba Group Holding Ltd.*	5,696,608	105,466,663
Meituan, Class B *	5,288,900	168,829,357
NIO, Inc. ADR*	1,866,744	66,512,089
Ping An Insurance Group Co. of China Ltd., Class H	5,283,500	36,135,852
TAL Education Group ADR*	1,115,272	5,397,917
Tencent Holdings Ltd.	3,075,400	183,597,561
Wuxi Biologics Cayman, Inc.*	2,777,000	45,043,762
		610,983,201
DENMARK — 6.1%
Ambu A/S, B Shares	1,407,401	41,619,171
Genmab A/S*	289,743	126,595,069
Novozymes A/S, B Shares	384,557	26,361,883
Vestas Wind Systems A/S	1,291,098	51,784,694
		246,360,817
FRANCE — 6.5%
Adevinta ASA*	626,550	10,736,823
Kering	227,284	161,430,997
L'Oreal SA	226,761	93,834,617
		266,002,437
GERMANY — 7.3%
Aixtron SE	1,145,970	28,491,828
CureVac NV*	233,787	12,769,446
HelloFresh SE*	1,016,019	93,643,521
MorphoSys AG*	162,909	7,711,456
Zalando SE*	1,668,920	152,208,131
		294,824,382
HONG KONG — 3.1%
AIA Group Ltd.	7,258,200	83,501,287
Hong Kong Exchanges & Clearing Ltd.	658,201	40,446,788
		123,948,075
INDIA — 0.5%
Housing Development Finance Corp., Ltd.	564,415	20,859,592
ISRAEL — 1.4%
Wix.com Ltd.*	295,656	57,939,706
ITALY — 4.1%
Ferrari NV	804,654	167,931,289
JAPAN — 9.5%
M3, Inc.	2,180,600	155,407,694
Nidec Corp.	861,900	95,015,862
Pan Pacific International Holdings Corp.	973,300	20,082,431
SBI Holdings, Inc.	897,300	21,977,049
SMC Corp.	113,100	70,564,275
SoftBank Group Corp.	425,400	24,581,860
		387,629,171
NETHERLANDS — 14.7%
Adyen NV*	73,580	205,682,876

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
NETHERLANDS (continued)
Argenx SE*	220,954	$66,768,531
ASML Holding NV	369,641	276,143,438
EXOR NV	576,951	48,416,150
		597,010,995
NEW ZEALAND — 0.7%
Xero Ltd.*	271,911	26,682,231
NORWAY — 0.6%
Schibsted ASA, Class A	241,038	11,441,530
Schibsted ASA, B Shares	288,179	12,256,694
		23,698,224
SAUDI ARABIA — 2.1%
Delivery Hero SE*	659,450	84,116,274
SPAIN — 1.6%
Industria de Diseno Textil SA	1,781,726	65,559,938
SWEDEN — 3.3%
Atlas Copco AB, A Shares	1,514,425	91,449,544
Kinnevik AB, B Shares*	1,226,750	43,125,477
		134,575,021
SWITZERLAND — 1.0%
Temenos AG	297,099	40,312,348
TAIWAN — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,768,000	98,612,193
UNITED KINGDOM — 1.5%
Ocado Group PLC*	2,773,345	61,978,241
UNITED STATES — 4.6%
Oatly Group AB ADR*	1,233,964	18,657,536
Spotify Technology SA*	567,922	127,975,543
Stellantis NV	2,040,190	38,827,133
		185,460,212
Total Common Stocks
(cost $1,834,883,027)		3,920,545,862
PREFERRED STOCKS — 2.3%
GERMANY — 2.3%
Sartorius AG 0.14% (cost $32,631,268)	143,982	91,660,212
TOTAL INVESTMENTS — 98.8%
(cost $1,867,514,295)		$4,012,206,074
Other assets less liabilities — 1.2%		49,153,887
NET ASSETS — 100.0%		$4,061,359,961

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.

Portfolio of Investments

September 30, 2021 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$630,010,322	$3,290,535,540	$–	$3,920,545,862
Preferred Stocks**	–	91,660,212	–	91,660,212
Total	$630,010,322	$3,382,195,752	$–	$4,012,206,074

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2021.